Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net investment hedge, tax	$ 16,000	$ 10,398	$ 9,711
Pension and postretirement benefit adjustments, tax	$ (5,036)	$ 21,297	$ (20,539)